Bank loans (Details Narrative)		12 Months Ended
	Mar. 23, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)
Short-Term Debt [Line Items]
Interest expenses		$ 27,754	$ 36,616	$ 16,276
Bank Loan [Member]
Short-Term Debt [Line Items]
Debt instrument term		5 years	5 years
Fixed rate bank loan					$ 750,000
Expires date		December 2025	December 2025
Interest rate		3.00%	3.00%
Carrying amount of bank loan		$ 237,659		$ 463,410	313,544
Another Bank Loan [Member]
Short-Term Debt [Line Items]
Debt instrument term	5 years
Fixed rate bank loan	$ 500,000
Expires date	March 2028
Interest rate	7.00%
Carrying amount of bank loan		$ 330,219			$ 435,658